Schedules of Investments
Pax Small Cap Fund	September 30, 2020

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 96.3%
COMMUNICATION SERVICES: 3.8%
Lions Gate Entertainment Corp., Class B (a)	400,000	$3,488,000
Nexstar Media Group, Inc., Class A	55,000	4,946,150
ORBCOMM, Inc. (a)	835,411	2,840,397
QuinStreet, Inc. (a)	150,000	2,376,000
		13,650,547

CONSUMER DISCRETIONARY: 9.9%
Callaway Golf Co.	184,668	3,534,546
Carter's, Inc.	63,804	5,524,150
Crocs, Inc. (a)	125,000	5,341,250
Dunkin' Brands Group, Inc.	70,000	5,733,700
Fox Factory Holding Corp. (a)	25,000	1,858,250
Magnite, Inc. (a)(b)	867,028	6,021,509
National Vision Holdings, Inc. (a)	158,424	6,058,134
Williams-Sonoma, Inc.	20,000	1,808,800
		35,880,339

CONSUMER STAPLES: 8.0%
BJ's Wholesale Club Holdings, Inc. (a)	115,000	4,778,250
Darling Ingredients, Inc. (a)	225,000	8,106,750
Laird Superfood, Inc. (a)(b)	60,000	2,752,200
Maple Leaf Foods, Inc.	345,800	7,050,783
Simply Good Foods Co., The (a)	180,000	3,969,000
TreeHouse Foods, Inc. (a)	60,000	2,431,800
		29,088,783

FINANCIALS: 17.3%
HomeTrust Bancshares, Inc.	1,037,736	14,092,455
Meridian Bancorp, Inc.	1,168,321	12,092,122
Victory Capital Holdings, Inc., Class A (b)	1,063,234	17,958,022
Voya Financial, Inc.	162,006	7,764,948
White Mountains Insurance Group, Ltd.	13,835	10,777,465
		62,685,012

HEALTH CARE: 17.1%
Coherus Biosciences, Inc. (a)(b)	675,000	12,379,500
Exelixis, Inc. (a)	250,000	6,112,500
Health Catalyst, Inc. (a)(b)	200,000	7,320,000
Karuna Therapeutics, Inc. (a)(b)	60,850	4,704,922
Ligand Pharmaceuticals, Inc. (a)(b)	125,567	11,969,047
Natus Medical, Inc. (a)	524,396	8,982,903
SI-BONE, Inc. (a)	258,706	6,136,506
Vocera Communications, Inc. (a)	150,790	4,384,973
		61,990,351

INDUSTRIALS: 16.2%
AZEK Co Inc., The (a)	110,000	3,829,100
CAE, Inc.	220,000	3,218,505
Colfax Corp. (a)	120,000	3,763,200
Comfort Systems USA, Inc.	113,228	5,832,374
EMCOR Group, Inc.	75,002	5,078,385
Evoqua Water Technologies Corp. (a)	250,000	5,305,000
Gates Industrial Corp PLC (a)	265,000	2,946,800
Great Lakes Dredge & Dock Corp. (a)	434,453	4,131,648
MasTec, Inc. (a)	121,609	5,131,900
Montrose Environmental Group, Inc. (a)(b)	36,659	873,217
MRC Global, Inc. (a)	1,003,702	4,295,845
MSA Safety, Inc.	25,615	3,436,765
Thermon Group Holdings, Inc. (a)	379,712	4,264,166
Vertiv Holdings Co. (a)(b)	375,000	6,495,000
		58,601,905

INFORMATION TECHNOLOGY: 13.6%
8x8, Inc. (a)	220,000	3,421,000
Ciena Corp. (a)	94,129	3,735,980
Flex, Ltd. (a)	795,926	8,866,615

II-VI, Inc. (a)(b)	100,000	4,056,000
Onto Innovation, Inc. (a)	167,052	4,974,809
RealPage, Inc. (a)	125,900	7,256,876
Semtech Corp. (a)	66,591	3,526,659
Sprout Social, Inc., Class A (a)	145,000	5,582,500
Workiva, Inc. (a)	90,000	5,018,400
Zuora, Inc., Class A (a)(b)	292,182	3,021,162
		49,460,001

REAL ESTATE: 7.5%
CatchMark Timber Trust, Inc, Class A, REIT	936,169	8,359,989
CubeSmart, REIT	300,000	9,693,000
Healthcare Realty Trust, Inc., REIT	300,720	9,057,687
		27,110,676

UTILITIES: 2.9%
ONE Gas, Inc.	88,106	6,080,195
Unitil Corp.	117,012	4,521,344
		10,601,539

TOTAL COMMON STOCKS		349,069,153
(Cost $364,084,436)		.

MONEY MARKET: 3.4%
State Street Institutional U.S. Government Money Market Fund, 0.030% (c)(d)	12,342,593	12,342,593
(Cost $12,342,593)

SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 5.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.090% (c)(d)	19,186,896	19,186,896
(Cost $19,186,896)

TOTAL INVESTMENTS: 105.0%		380,598,642
(Cost $395,613,925)

PAYABLE UPON RETURN OF SECURITIES LOANED: -5.3%		(19,186,896)

OTHER ASSETS AND LIABILITIES - (NET): 0.3%		1,235,011

Net Assets: 100.0%		$362,646,757

(a)	Non-income producing security.
(b)	Security or partial position of this security was on loan as of September 30, 2020. The total market value of securities on loan as of September 30, 2020 was $58,380,806.
(c)	Rate shown represents annualized 7-day yield as of September 30, 2020.
(d)	Premier Class shares

September 30, 2020

Pax World Funds Series Trust I and Pax World Fund Series Trust III

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

For the purpose of these financial statements, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees of the Trusts (the "Boards" or "Boards of Trustees")(so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The Boards have delegated to the Advisers’ Best Execution and Valuation Committee the day-to-day responsibility for making fair value pricing determinations with respect to Fund holdings.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. At September 30, 2020, four securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The High Yield Bond Fund held two securities fair valued at $0, representing 0.00% of the Fund’s net asset value, and the Core Bond Fund and High Yield Bond Fund each hold one position each in a Community Investment note which is valued based on a general obligation by the parent entity to limit exposure on the issue.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2020:

	Level 1	Level 2	Level 3*	Totals
Large Cap
Common Stocks	$862,792,309	$-	$-	$862,792,309
Cash Equivalents	37,183,475	-	-	37,183,475
Total	$899,975,784	$-	$-	$899,975,784
Small Cap
Common Stocks	$349,069,153	$-	$-	$349,069,153
Cash Equivalents	12,342,593	-	-	12,342,593
Total	$361,411,746	$-	$-	$361,411,746
ESG Beta Quality
Common Stocks	$233,690,319	$-	$-	$233,690,319
Cash Equivalents	1,086,196	-	-	1,086,196
Total	$234,776,515	$-	$-	$234,776,515
ESG Beta Dividend
Common Stocks	$122,592,619	$-	$-	$122,592,619
Cash Equivalents	1,090,974	-	-	1,090,974
Total	$123,683,593	$-	$-	$123,683,593
Global Opportunities
Common Stocks	$29,676,029	$23,547,538	$-	$53,223,567
Cash Equivalents	1,042,686	-	-	1,042,686
Total	$30,718,715	$23,547,538	$-	$54,266,253
Global Environmental Markets
Common Stocks	$702,264,595	$475,988,030	$-	$1,178,252,625
Cash Equivalents	38,788,560	-	-	38,788,560
Total	$741,053,155	$475,988,030	$-	$1,217,041,185
Global Women’s Leadership
Common Stocks	$436,731,688	$164,493,782	$-	$601,225,470
Preferred Stocks	-	586,890	-	586,890
Cash Equivalents	3,840,223	-	-	3,840,223
Total	$440,571,911	$165,080,672	$-	$605,652,583
EAFE ESG Leaders
Common Stocks	$14,902,920	$572,250,576	$-	$587,153,496
Preferred Stocks	-	2,894,181	-	2,894,181
Cash Equivalents	4,759,916	-	-	4,759,916
Total	$19,662,836	$575,144,757	$-	$594,807,593
Core Bond
Community Investment Notes	$-	$-	$286,933	286,933
Corporate Bonds	-	281,706,587	-	281,706,587
U.S. Gov't Agency Bonds	-	9,098,466	-	9,098,466
Supranational Bonds	-	75,173,552	-	75,173,552
Municipal Bonds	-	19,618,649	-	19,618,649
U.S. Treasury Notes	-	96,226,817	-	96,226,817
Asset-Backed Securities	-	52,006,485	-	52,006,485
Mortgage-Backed Securities	-	184,320,254	-	184,320,254
Medium Term Certificates of Deposit	-	261,149	-	261,149
Cash Equivalents	32,133,339	255,557	-	32,388,896
Total	$32,133,339	$718,667,516	$286,933	$751,087,788
High Yield Bond
Common Stocks	$-	$-	$0	$0
Community Investment Notes			500,000	500,000
Preferred Stocks	3,289,200	-	0	3,289,200
Corporate Bonds	-	382,306,050	-	382,306,050
Loans	-	3,237,894	-	3,237,894
Medium Term Certificates of Deposit	-	100,871	-	100,871
Cash Equivalents	12,821,526	1,108,891	-	13,930,417
Total	$16,110,726	$386,753,706	$500,000	$403,364,432
Sustainable Allocation
Affiliated Investment Companies	$1,900,335,122	$-	$-	$1,900,335,122
Cash Equivalents	75,262,447	-	-	75,262,447
Total	$1,975,597,569	$-	$-	$1,975,597,569

*	Table includes securities valued at zero.

Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser. At September 30, 2020, the Sustainable Allocation Fund held the following investments in affiliated Funds:

	Shares Held at	Gross	Gross	Shares Held at	Value at	Dividend	Realized	Net change in Unrealized Appreciation/	Value at
Fund	12/31/19	Additions	Reductions	9/30/2020	12/31/19	Income	Gains/Losses[1]	Depreciation	09/30/20
Sustainable Allocation
Large Cap	73,178,029	3,835,312	6,629,032	70,384,309	$761,051,498	$3,440,315	$2,803,750	$64,527,917	$791,823,480
Small Cap	2,158,328	1,631,022	-	3,789,350	31,986,423	-	-	(3,065,910)	48,920,512
ESG Beta Dividend	10,010,369	90,100	1,963,974	8,136,495	128,232,821	1,094,720	4,118,270	(2,345,914)	106,099,897
Global Opportunities	2,548,966	-	-	2,548,966	30,689,545	-	-	2,243,090	32,932,635
Global Environmental Markets	1,482,025	693,169	-	2,175,194	25,149,965	159,810	-	6,735,842	40,545,617
Global Women's Leadership	785,900	737,843	-	1,523,743	21,329,334	287,008	-	(170,537)	41,445,806
EAFE ESG Leaders	15,576,499	3,282,363	2,116,402	16,742,460	145,484,501	1,707,198	1,664,745	(1,848,547)	149,007,897
Core Bond	66,778,157	4,232,916	7,162,992	63,848,081	687,147,238	10,629,102	3,396,107	28,886,831	689,559,278
High Yield	3,263,125	69,072	3,332,197	-	22,058,723	448,587	(130,091)	(1,047,239)	-
Total					$1,853,130,048	$17,766,740	$11,852,782	$93,915,532	$1,900,335,122

[1]	Includes realized capital gain distributions, from an affiliated fund, if any.